UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

The Finance Company of Pennsylvania

Founded 1871

ANNUAL REPORT

December 31, 2014

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III	Jonathan D. Scott

Shaun F. O’Malley	Peter Bedell

Herbert S. Riband, Jr.	Henry F. Reichner

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

Sarah L. Davis, Assistant Secretary

William S. McNish, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

TO OUR SHAREHOLDERS:

We are pleased to submit your Company’s one hundred and forty-third Annual Report.

The following is a summary of financial information for the years 2010 to 2014 on a per share basis:

Year	Net Investment Income	Dividends Paid			Dec. 31 Net Asset Value
		Regular	Extra	Total
2010	12.05	14.00	33.96	47.96	$1,182.04
2011	15.63	14.00	32.77	46.77	$1,145.91
2012	17.21	14.00	30.33	44.33	$1,188.49
2013	17.78	14.00	66.00	80.00	$1,373.65
2014	15.66	14.00	52.43	66.43	$1,359.65

As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2014 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

On January 30, 2015, the Company paid to the shareholders of record on December 31, 2014, the regular quarterly dividend of $3.50 and an extra dividend of $52.43, making a total dividend of $55.93. The tax law requires that the final dividend, although paid in 2015, is taxable to the shareholders in 2014.

Common stocks and mutual funds constitute 89.37% of the Company’s Net Assets on December 31, 2014, compared with 91.41% one year earlier.

Our equity investment advisor Cooke & Bieler, L.P., is present at each of our Board meetings. Our fixed-income advisor, Schroder Investment Management North America, Inc., meets with our Board periodically. Both are available and called upon for consultation throughout the year.

The directors and officers thank you for your continued support.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning July 1, 2014 and held through December 31, 2014.

The Actual Return in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Actual Return	$1,000.00	$984.21	$7.17
Hypothetical 5% Return	$1,000.00	$1,017.77	$7.30

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.45%, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of December 31, 2014

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	89.37%
Bonds	10.32%
Short Term Investments	4.87%
Other Liabilities in Excess of Other Assets	(4.56%	)

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Financial Services	26.76%
Energy	16.11%
Consumer Discretionary	9.05%
International	8.24%
Healthcare	6.61%
Producer Durables	6.33%
Consumer Staples	5.03%
Diversified Holding	4.16%
Materials & Processing	3.89%
Technology	2.79%
Utilities	0.40%

89.37%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	15.94%
Exxon Mobil Corp.	15.04%
Harbor International Funds	4.51%
PA. Warehousing & Safe Deposit Co.	4.16%
Dreyfus International Stock I	2.18%
Berkshire Hathaway B	2.05%
Marsh & McLennan Companies Inc.	1.95%
Johnson and Johnson	1.71%
State Street Corp.	1.61%
Coca Cola Co.	1.58%

Total	50.73%

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

The Finance Company of Pennsylvania

We have audited the accompanying statement of assets and liabilities of The Finance Company of Pennsylvania (the “Company”), including the portfolio of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and condensed financial information are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

February 26, 2015

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS

Investments at fair value—unaffiliated (Note 2):
Short Term Investments (identified cost $2,857,941)	$2,857,941
Bonds (identified cost $5,858,971)	6,052,096
Common Stocks & Mutual Funds (identified cost $22,647,026)	49,964,826
Investments at fair value—affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,438,435

Total Investments	61,313,298
Cash	95,336
Receivable for securities sold	475,283
Accrued interest and dividends receivable	116,539
Prepaid expenses	32,313
Other assets	505

Total	62,033,274

LIABILITIES

Accrued expenses and taxes (Note 1)	951,421

Advisory fees payable (Note 9)	13,159
Payroll Taxes Payable	1,137
Dividends Payable	2,421,029
Covered Call Options written at fair value (premiums received $7,259)	9,000

Total	3,395,746

NET ASSETS	$58,637,528

COMPONENTS OF NET ASSETS
Paid in Capital	14,347,199
Net Accumulated Realized Gain on Investments and Written Options	14,420,742
Net Unrealized Appreciation on Investments and Written Options	29,869,587

Net assets equivalent to $1,359.65 per share on shares of 43,127 $10 par value capital stock outstanding at December 31, 2014 (authorized 232,000 shares)	$58,637,528

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2014

SHORT TERM SECURITIES—4.87%

Number of Shares		Identified Cost	Fair Value (Note 1)
265,019	Invesco Short Term Investment Trust—Treasury 0.01%†	$265,019	$265,019
2,592,922	Alpine Municipal Money Market 0.02%†	2,592,922	2,592,922

	Total	$2,857,941	$2,857,941

BONDS—10.32%

Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS—1.16%
49,827	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	$52,434	$50,943
168,835	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	171,689	179,524
127,467	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	133,713	135,061
155,371	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	165,264	164,971
82,453	Government National Mortgage Association II 5.5% due 1/20/2036	93,737	93,092
31,371	Government National Mortgage Association 5% due 5/15/2039	35,890	34,691
17,618	Government National Mortgage Association 6% due 4/15/2036	23,141	20,335

		675,868	678,617

	MUNICIPAL & CORPORATE BONDS—9.16%
100,000	Alameda Corridor CA 6.5% due 10/01/2019	109,915	111,750
71,670	Alt Bldg Concepts 4.16% due 12/20/2032	72,336	70,637
145,000	Apache Corp. 3.25% due 4/15/2022	147,954	142,467
200,000	California St Build America 6.65% due 3/1/2022	241,150	246,658
160,000	California Statewide 4.375% due 1/1/2023	160,000	169,321
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	101,147
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	33,051	35,484

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2014

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
185,000	Ensco Plc 4.5% due 10/01/2024	$178,208	$179,816
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	120,515	127,034
125,000	General Electric Co. 5.25% due 12/6/2017	138,356	138,664
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	203,777	213,821
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	195,565	224,140
45,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	46,505	48,412
135,000	Illinois St Build 5.563% due 2/1/2021	147,147	150,267
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	99,792
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	142,068	145,940
70,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	73,080	75,142
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	197,240
40,000	Maryland ST Health 5.0% due 7/01/2027	46,863	48,578
125,000	Massachusetts St. Housing 5.962% due 6/1/2017	125,000	131,850
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	150,734
70,000	Montana State Board of Housing 5% due 12/1/2027	72,566	74,341
10,000	NJ Economic Dev. Authority 5.178% due 11/1/2015	10,000	10,125
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025	54,143	59,420
115,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	118,172	122,811
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	264,093	266,618
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	154,631
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	224,474
95,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	99,068	98,193
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	151,444	168,470

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2014

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
250,000	Pennsylvania State Turnpike Comm 2.023% due 12/1/2019	$250,000	$251,258
170,000	Philips 66 4.3% due 4/1/2022	180,596	179,467
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	167,133
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,908	115,042
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	116,571
150,000	University North Carolina 2.535% due 12/1/2022	150,000	146,471
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	83,221	78,492
65,000	Washington St Series B 5.5% due 5/1/2018	67,265	70,221
215,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	215,000	230,416
30,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	30,137	30,430

		5,183,103	5,373,479

	Total Bonds	$5,858,971	$6,052,096

COMMON STOCKS & MUTUAL FUNDS — 89.37%
Number of Shares		Identified Cost	Fair Value (Note 1)

	ENERGY—16.11%
10,300	Devon Energy Corp.	$746,246	$630,463
95,395	Exxon Mobil Corp.	125,901	8,819,268

	Total	872,147	9,449,731

	FINANCIAL SERVICES—26.76%
5,200	American Express Co.	192,972	483,808
8,000	Berkshire Hathaway B*	352,582	1,201,200
19,600	Fidelity National Financial Inc.	648,927	675,220
102,455	PNC Financial Services Group Inc.	61,916	9,346,970
20,000	Marsh & McLennan Companies Inc.	262,439	1,144,800

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2014

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
26,600	Progressive Corp.	$714,407	$717,934
7,700	Renaissance RE Holdings LTD	813,271	748,594
12,000	State Street Corp.	88,500	942,000
24,000	Western Union Co	424,778	429,840

	Total	3,559,792	15,690,366

	TECHNOLOGY—2.79%
2,500	Int’l Business Machines Corp.	59,809	401,100
8,300	Qualcomm	638,565	616,939
27,300	Rovi Corp.*	640,124	616,707

	Total	1,338,498	1,634,746

	CONSUMER DISCRETIONARY—9.05%
18,300	Carnival Corp.	722,727	829,539
12,300	Gildan Activewear Inc.	753,213	695,565
11,600	Kohl’s Corp.	656,334	708,064
6,300	McDonalds Corp.	85,613	590,310
9,400	Omnicom Group Inc	731,719	728,218
16,000	Twenty-First Century Fox (non voting)	592,235	614,480
6,900	WalMart Stores Inc.	340,802	592,572
25,200	Winnebago Inds Inc.	621,957	548,352

	Total	4,504,600	5,307,100

	CONSUMER STAPLES—5.03%
22,000	Coca Cola Co.	9,597	928,840
5,800	Colgate Palmolive Co.	159,669	401,302
3,100	Diageo PLC Sponsored ADR	372,527	353,679
6,600	Procter & Gamble Company	591,960	601,194
16,400	Unilever PLC SPSD ADR	737,762	663,872

	Total	1,871,515	2,948,887

	PRODUCER DURABLES—6.33%
3,800	3M Company	598,364	624,416
12,900	Crown Holdings Inc.	645,827	656,610

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2014

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
6,400	Eaton Corporation Plc.	$432,485	$434,944
7,500	Emerson Electric Co.	57,084	462,975
22,100	General Electric Co.	423,606	558,467
3,000	Illinois Tool Works #	173,016	284,100
6,200	United Parcel Service Class B	531,107	689,254

	Total	2,861,489	3,710,766

	MATERIALS & PROCESSING—3.89%
18,000	Dow Chemical Co.	116,338	820,980
5,700	Reliance Steel & Aluminum Co.	376,245	349,239
5,200	Rock Tenn Co.	305,234	317,096
18,800	Schweitzer Mauduit	806,165	795,240

	Total	1,603,982	2,282,555

	HEALTHCARE—6.61%
8,400	Baxter International Inc.	645,385	615,636
2,500	Becton Dickinson & Co.	66,953	347,900
7,300	Cardinal Health Inc.	585,291	589,329
9,600	Johnson and Johnson	52,842	1,003,872
6,600	Laboratory Corp. of America *	697,566	712,140
10,700	Merck & Co. Inc.	114,053	607,653

	Total	2,162,090	3,876,530

	UTILITIES—0.40%
5,000	Verizon Communications Inc.	37,808	233,900

	INTERNATIONAL—8.24%
30,707	Oakmark International Fund I	601,865	716,711
87,258	Dreyfus International Stock I	1,204,159	1,280,073
40,818	Harbor International Funds	1,865,000	2,644,167
4,730	Vanguard Emerging Mkts. Stock Index Fund	164,081	189,294

	Total	$3,835,105	$4,830,245

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2014

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
	DIVERSIFIED HOLDING— 4.16%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3)‡	$71,399	$2,438,435

	Total Common Stocks & Mutual Funds	22,718,425	52,403,261

	Total Investments—104.56%	$31,435,337	$61,313,298

	Other assets in excess of liabilities—(4.56)%		(2,675,770)

	NET ASSETS—100%		$58,637,528

*	Non-income producing.

†-	Variable rate security, rate disclosed is as of 12/31/14

‡-	Fair valued by Board of Directors

#-	All of the security is pledged as collateral for call options written.

ADR—American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME:
Income:
Dividends	$1,174,777
Dividends from affiliates (Note 3)	139,080
Interest	241,710

Total	1,555,567
Expenses:
Accounting	71,412
Compensation	196,168
Compliance fees	56,033
Custodian	8,157
Directors’ fees	81,350
Insurance	43,248
Investment advisory fees (Note 9)	152,697
Printing and postage	7,590
Professional fees	172,049
Other office and administrative	91,627

Total	880,331

Net investment income	675,236

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	4,653,116
In-kind transfers (Note 5)	933,926
Written options	7,930

Net realized gain	5,594,972

Net change in unrealized appreciation / depreciation on:
Investments	(3,352,101)
Investments in affiliate	187,903
Written options	25,189

Net change in unrealized appreciation / depreciation	(3,139,009)

Net realized and unrealized gain on investments	2,455,963
Capital gains tax payable on behalf of shareholders (Note 1)	(844,621)

Net increase in net assets resulting from operations	$2,286,578

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	2014	2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$675,236	$778,550
Net realized gain on investments	$5,594,972	5,152,762
Change in net unrealized appreciation / depreciation on investments	$(3,139,009)	6,498,679
Capital gains tax payable on behalf of shareholders (Note 1)	$(844,621)	(792,672)

Net increase in net assets resulting from operations	$2,286,578	11,637,319
Undistributed investment income included in price of shares redeemed	$(18,431)	(5,009)
Realized gain from security transactions Included in price of shares redeemed	$(36,636)	(4,386)
Dividends to shareholders from net investment income	$(656,805)	(773,541)
Dividends to shareholders from short-term capital gains	$(2,211,034)	(2,731,551)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	$(892,162)	(196,735)

Total increase (decrease) in net assets	$(1,528,490)	7,926,097
Net Assets:
Beginning of year	$60,166,018	52,239,921

End of year	$58,637,528	$60,166,018

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 673 and 155 shares of capital stock redeemed during the years ended December 31, 2014 and 2013, respectively.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost which approximates fair value. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures. As of December 31, 2014, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue

NOTES TO FINANCIAL STATEMENTS — Continued

Code. As such, the Company is paying the applicable federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Distributions to shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal exercise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring

NOTES TO FINANCIAL STATEMENTS — Continued

inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820-10, fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

NOTES TO FINANCIAL STATEMENTS — Continued

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$45,134,581	$—	$2,438,435	$47,573,016
U.S. government and agency obligations	—	678,617	—	678,617
Municipal and corporate bonds	—	5,373,479	—	5,373,479
Mutual funds	4,830,245	—	—	4,830,245
Short-term investments	2,857,941	—	—	2,857,941

Total	$52,822,767	$6,052,096	$2,438,435	$61,313,298

Liabilities

Written options	$9,000	$—	$—	$9,000

See Portfolio of Investments for values by industry classification.

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies. Significant inputs of the divided discount method include the estimated dividend growth rate and the required rate of return. The net asset value method takes into consideration financial information received from the Pennsylvania Warehousing and Safe Deposit Company. A discount for lack of marketability is a significant input of both methods.

NOTES TO FINANCIAL STATEMENTS — Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The table below summarizes the techniques and unobservable inputs for the valuation of the Level 3 investments.

Quantitative Information about Level 3 Fair Value Measurements

Asset	Fair Value at December 31, 2014	Valuation Technique	Unobservable Inputs	Value *

Pennsylvania Warehousing and Safe Deposit Company	$2,438,435	Dividend discount method	Lack of marketability discount Estimated dividend growth rate Required rate of return Valuation technique weighting	26.00% 0.78% 9.43% 50.00%
		Net asset value method	Lack of marketability discount Discount to net asset value Valuation technique weighting	26.00% 9.14% 50.00%

*	Significant changes in any of these inputs would result in a significantly higher or lower fair value measurement. Generally a change to the estimated dividend growth rate or the weighting applied to the net asset value would result in a directionally similar change in fair value. Conversely, a change in the required rate of return, the weighting applied to the dividend discount method or the discounts would result in a directionally opposite change in fair value.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the year ended December 31, 2014 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at December 31, 2014 was as follows:

Common Stock
Beginning Balance, 1/1/2014	$2,250,532
Purchases	—
Sales	—
Total Unrealized Appreciation[1]	187,903

Ending Balance, 12/31/2014	$2,438,435

1	Included in related net change in unrealized appreciation/depreciation in Statement of Operations. The change in unrealized appreciation/depreciation on Level 3 investments still held as of December 31, 2014 was $187,903.

NOTES TO FINANCIAL STATEMENTS — Continued

3.	NON-MARKETABLE SECURITY OF AFFILIATE

There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of December 31, 2014, the Pennsylvania Warehousing and Safe Deposit Company owns 4.84% of the outstanding shares of the Company.

Shares		December 31, 2014			For the Year Ended December 31, 2014
		Percent Owned	Identified Cost	Fair Value	Dividend Income
732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,438,435	$139,080

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A

NOTES TO FINANCIAL STATEMENTS — Continued

portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The company does not write uncovered written options.

NOTES TO FINANCIAL STATEMENTS — Continued

At December 31, 2014 the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
Illinois Tool Works	3/20/2015	$95.00	7,259	3,000	9,000

Transactions in written covered calls for the year ended December 31, 2014 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2013	18,900	$107,955
Covered Calls written during the period	33,000	156,996
Covered Calls Closed during the period	(40,000)	(189,682)
Covered Calls exercised during the period	(8,900)	(68,010)

Outstanding at December 31, 2014	3,000	$7,259

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of December 31, 2014

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2014:

Liability Derivatives Value
Total Value At December 31, 2014	Number of Shares in Equity Contracts
$9,000	3,000

The following is a summary of the effect of derivative instruments on the Company’s Statement of Operations for the year ended December 31, 2014.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	$7,930	$25,189

For the year ended December 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	83
Average notional value of contracts written	$746,250

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the year ended December 31, 2014 were:

	Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and mutual funds	$45,054,569	$48,898,869	$44,320,373
U.S. Government & Agency Obligations	-	138,220	138,220
Municipal & Corporate Bonds	1,161,780	1,015,319	991,020

Total	$46,216,349	$50,052,408	$45,449,613

NOTES TO FINANCIAL STATEMENTS — Continued

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the year ended December 31, 2014, the Company distributed common stock with fair value of $947,008 and cost of $13,082. The related gain of $933,926 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Distributions paid from Ordinary Income	$2,867,839	$3,505,092

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at December 31, 2014 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$31,463,176	$30,397,648	$547,526	$29,850,122

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of December 31, 2014, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

NOTES TO FINANCIAL STATEMENTS — Continued

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal and state tax returns remain open for examination for the years ended December 31, 2011 through December 31, 2014.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $23,074.

9.	OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2014

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $81,350. The compensation of Officers of the Company, who are also employees of the Company, amounted to $196,168.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $133,763 for their services during the year ended December 31, 2014. Advisory fees payable to Cooke & Bieler, L.P. at December 31, 2014 were $11,580.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $18,933 for their services during the year ended December 31, 2014. Advisory fees payable to Schroder Investment Management North America Inc. at December 31, 2014 were $1,579.

10.	PRINCIPAL RISKS

In the normal course of business, the Company invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Company may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Company; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability, and currency and interest rate and price fluctuations. The extent of the Company’s exposure to market and issuer credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS — Continued

The Company invests a portion of its assets in fixed-income securities. See the Portfolio of Investments for these securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

GNMA and U.S. Government Bond invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Portfolio of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Years Ended December 31,
	2014	2013	2012	2011	2010
Investment Income	$36.07	$35.47	$34.94	$32.96	$28.37
Expenses	20.41	17.69	17.73	17.33	16.32

Net Investment Income	15.66	17.78	17.21	15.63	12.05
Dividends from net investment income	(15.23)	(17.66)	(17.15)	(15.08)	(11.75)
Dividends from short term capital gains	(51.20)	(62.34)	(27.18)	(31.69)	(36.21)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	36.77	247.38	69.70	(4.99)	108.29

Net increase (decrease) in net assets value	(14.00)	185.16	42.58	(36.13)	72.38
Net assets value:
Beginning of year	1,373.65	1,188.49	1,145.91	1,182.04	1,109.66

End of year	$1,359.65	$1,373.65	$1,188.49	$1,145.91	$1,182.04

Net Assets at end of Period (in millions)	$58.6	$60.2	$52.2	$50.9	$53.3
Annual ratio of expenses to average net assets	1.45%	1.34%	1.47%	1.44%	1.43%
Annual ratio of net investment income to average net assets	1.11%	1.35%	1.43%	1.30%	1.06%
Annual portfolio turnover rate	77.53%	82.67%	40.44%	39.08%	44.22%
Annual Total Investment Return	3.82%	22.31%	7.58%	0.90%	10.84%
Number of shares outstanding at end of period in thousands	43	44	44	44	45

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2014

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance December 31, 2014
	Number of Shares
3M Company	4,500	3,800
Ball Corporation	8,900	-
Baxter International Inc.	8,400	8,400
Cardinal Health Inc.	14,600	7,300
Carnival Corp.	5,200	18,300
Crown Holdings Inc	27,600	12,900
Diageo PLC Sponsored ADR	3,100	3,100
Eaton Corporation Plc	12,800	6,400
Fidelity National Financial Inc.	58,800	19,600
Gildan Activewear Inc	12,300	12,300
Kohls Corp.	7,600	11,600
Laboratory Corp. of America	6,600	6,600
Microsoft Corporation	10,500	-
Omnicom Group Inc.	11,200	9,400
Procter & Gamble Company	13,200	6,600
Progressive Corp	65,200	26,600
Qualcomm	2,800	8,300
Reliance Steel Aluminum	4,200	5,700
Rock Tenn Co	13,400	5,200
Rovi Corp	10,500	27,300
Schweitzer Mauduit	15,400	18,800
Twenty-First Century Fox (non voting)	16,000	16,000
United Parcel Service CL B	4,400	6,200
Western Union Co.	24,000	24,000
Winnebago Inds Inc.	8,900	25,200

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2014

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance December 31, 2014
	Number of Shares
3M Company	5,200	3,800
Ball Corporation	17,800	-
Baxter International Inc.	8,400	8,400
The Brinks Company	16,000	-
Cardinal Health Inc.	14,600	7,300
Carnival Corp.	2,600	18,300
Charles Schwab Corp	16,700	-
Crown Holdings Inc	14,700	12,900
Diageo PLC Sponsored ADR	2,000	3,100
Eaton Corporation Plc	6,400	6,400
Fidelity National Financial Inc.	39,200	19,600
Gildan Activewear Inc	12,300	12,300
Kennemetal Inc.	13,300	-
Kohls Corp.	7,600	11,600
Laboratory Corp. of America	5,400	6,600
Microsoft Corporation	21,000	-
Omnicom Group Inc.	11,200	9,400
PNC Financial Services Group Inc.	5,000	102,455
Procter & Gamble Company	13,200	6,600
Progressive Corp	38,600	26,600
Reliance Steel Aluminum	7,000	5,700
Rock Tenn Co	16,400	5,200
Schweitzer Mauduit	14,300	18,800
Twenty-First Century Fox (non voting)	16,000	16,000
United Parcel Service CL B	3,500	6,200
Western Union Co.	31,700	24,000
Winnebago Inds Inc.	8,900	25,200

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2014

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance December 31, 2014
	Number of Units
Cerritos CA Cmnty 2.971% 8/1/2022	100,000	100,000
Ensco Plc 4.5% 10/01/2024	185,000	185,000
Glendale CA Hlth Facs Revenue Insd 5.600 11/15/2025	25,000	175,000
Maryland ST Health 5.0% 7/01/2027	40,000	40,000
Pennsylvania State Turnpike Comm 2.023% 12/1/19	250,000	250,000
Philips 66 4.3% 4/1/22	170,000	170,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2014

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance December 31, 2014
	Number of Units
Fed. Home Loan Mtg. 6% 7/1/2019	8,978	49,827
Fed. Home Loan Mtg. 6% 8/1/2019	17,181	168,835
Fed. Home Loan Mtg. 3.5% 9/1/2026	10,323	127,467
Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	12,967	155,371
Govt Natl Mort Assoc II 5.5% 1/20/2036	12,074	82,453
Govt Natl Mort Assoc 5% 5/15/2039	5,418	31,371
Govt Natl Mort Assoc 6% 4/15/2036	2,277	17,618
Alameda Corridor CA 6.5% 10/1/19	5,000	100,000
Alt Bldg Concepts 4.160% 12/20/32	952	71,670
California Statewide 4.375% 1/1/2023	10,000	160,000
East Baton Rouge LA Mtg Fin 9/10/2014	30,000	-
Grand Terrace CA Cmty 7.2% 9/1/2018	10,000	45,000
Louisiana Hsg Fin Agy 4.75% 6/1/27	5,000	70,000
Massachusetts St. Hsg. 5.962% 6/1/2017	20,000	125,000
Montana ST BRD HSG 5% 12/1/2027	10,000	70,000
Montana ST BRD HSG 5.5% 12/1/2037	10,000	-
NJ Economic Dev. Auth. 5.178% 11/1/2015	10,000	10,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	20,000	95,000
Southern CA Public Power 2.178% 7/1/19	75,000	-
University Oklahoma 5.6% 7/1/2020	320,000	-
Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000	-
Yorba Linda CA Redev Agy 5.25% 9/1/2015	110,000	30,000

Supplemental Information on Directors

As of December 31, 2014

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 80	2017 34 years	President and Director of Mather & Co. (insurance brokers)	None

Herbert S. Riband, Jr. Director and Secretary-Treasurer Age: 78	2016 21 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 62	2015 25 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 79	2015 19 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	None

Peter Bedell Director Age: 77	2016 10 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

Henry F. Reichner Director Age:54	2017 1 Year	Attorney & Partner, Reed Smith LLP	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

* * *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Contact Doranne Case to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL

COMPANY MEETING

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2013 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant’s Board of Directors has determined that Jonathan D. Scott, a member of the Registrant’s audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of form N-CSR.

The designation of Mr. Scott as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Directors in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

AUDIT FEES

2014: $66,500                    2013: $65,343

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.

AUDIT-RELATED FEES

For services rendered to Registrant:

2014: $0                2013: $0

Nature of these services: Not Applicable

In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

TAX FEES

For services rendered to Registrant:

2014: $14,700                     2013: $13,500

Nature of these services: Preparation of tax returns and tax compliance fees.

In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

ALL OTHER FEES

For services rendered to Registrant:

2014: $00                     2013: $00

Nature of these services: Assistance with preparation of SEC Form N-SAR; research and discussions; memoranda regarding various matters impacting the Registrant.

In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2014: $00                    2013: $00

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By:	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: March 6, 2015

By:	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer

Date: March 6, 2015